Intangible assets - Schedule of Changes in Intangible Assets and goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	R$ 1,426,523	R$ 1,358,038
Acquisitions, intangible assets		68,543
Transfers	192
Write-offs	(32,887)	(58)
Intangible assets and goodwill at end of period	1,463,247	1,426,523
Acquisitions, Total	69,419
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,974,480	1,776,013
Acquisitions, intangible assets		198,525
Transfers	192
Write-offs	(422,080)	(58)
Intangible assets and goodwill at end of period	1,804,275	1,974,480
Acquisitions, Total	251,683
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	901,417	901,417
Acquisitions, goodwill	0	0
Transfers	0
Write-offs	0	0
Intangible assets and goodwill at end of period	901,417	901,417
Cost | 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	126,547	126,547
Acquisitions, goodwill	0
Acquisitions, intangible assets		0
Transfers	0
Write-offs	0	0
Intangible assets and goodwill at end of period	126,547	126,547
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	946,516	748,049
Acquisitions, intangible assets	251,683	198,525
Transfers	192
Write-offs	(422,080)	(58)
Intangible assets and goodwill at end of period	776,311	946,516
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(547,957)	(417,975)
Acquisitions, intangible assets	(182,264)	(129,982)
Transfers	0
Write-offs	389,193	0
Intangible assets and goodwill at end of period	(341,028)	(547,957)
Amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(547,957)	(417,975)
Acquisitions, intangible assets	(182,264)	(129,982)
Transfers	0
Write-offs	389,193	0
Intangible assets and goodwill at end of period	R$ (341,028)	R$ (547,957)
Amortization | Software | Weighted rate
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average rate (p.a.)	19.00%	17.00%